JAY L. SWANSON (612) 340-2763 FAX (612) 340-7800 swanson.jay@dorsey.com

May 18, 2017

Division of Corporation Finance Securities and Exchange Commission 100 F Street NE Washington, DC 20549
Attention: Ms. Katelyn Donovan

Re:	Heartland Financial USA, Inc.
Amendment No. 2 to Form S-4 Registration Statement
Registration No. 333-216919

Dear Ms. Donovan:
Accompanying this letter and filed electronically by EDGAR is Amendment No. 2 (“Amendment No. 2”) to the above referenced Registration Statement on Form S-4 (the “Registration Statement”) of Heartland Financial USA, Inc. (“Heartland”). As we have discussed, Amendment No. 2 contains our legality opinion, which is set forth as Exhibit 5.1 to the Registration Statement.
Amendment No. 2 also contains a new Exhibit 3.4 that consists of the amendment to Heartland's certificate of incorporation increasing the number of authorized shares of Heartland common stock from 30,000,000 to 40,000,000. In addition, a number of blanks have been completed in Amendment No. 2, and a few clean-up changes have also been made in the amendment.
Assuming the Staff does not have any comments on Amendment No. 2, Heartland plans to request effectiveness of the Registration Statement as soon as possible after the Staff advises Heartland that the Staff has no further comments. This timing will facilitate a late May 2017 or early June 2017 mailing of the Proxy Statement/Prospectus for the Special Meeting of Citywide Shareholders to be held on June 28, 2017.

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com

As I told you earlier in the week, it has been a pleasure working with you, and we very much appreciate your cooperation and responsiveness.
If you have comments on Amendment No. 2, or are in a position to advise us that the Staff has no further comments, please contact me (telephone number: (612) 340‑2763; e-mail address:

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com

Securities and Exchange Commission
May 18, 2017

swanson.jay@dorsey.com) or Cam C. Hoang of this office (telephone number: (612) 492‑6109; e-mail address: hoang.cam@dorsey.com).
Sincerely,

/s/ Jay L. Swanson

Jay L. Swanson
JLS:jmz

cc:	Ms. Cam C. Hoang Dorsey & Whitney LLP

Mr. J. Daniel Patten Mr. Bryan R. McKeag Mr. Michael J. Coyle Heartland Financial USA, Inc.

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com